STOCK-BASED COMPENSATION- Future compensation - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - Restricted stock $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2019 (for the remaining six months of the year)	$ 2,484
2020	2,940
2021	1,185
2022	263
Total	$ 6,872